Taxes on Income - Reconciliation of Theoretical Provision for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Benefit [Line Items]
Income before taxes on income	$ 131,975	$ 95,903	$ 71,119
Theoretical provision for income taxes on the above amount	31,674	23,976	18,847
Effect of Benefited, Approved and Preferred Enterprise benefits	(12,020)	1,332	1,196
Effect of different tax rates applicable in foreign jurisdictions	(7,958)	(8,524)	(5,641)
Permanent differences	102	1,244	(305)
Net change in tax reserves	16,473	635	(4,564)
Losses carry forward incurred (utilized) for which a valuation allowance was provided	(8,476)	(2,808)	4,631
Reduction of valuation allowance as a result of remeasurement	(18,778)
Other	71	453	(376)
Actual taxes on income	$ 1,088	$ 16,308	$ 13,788
Israel [Member]
Income Tax Expense Benefit [Line Items]
Corporate tax rate	24.00%	25.00%	26.50%